Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 19, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Investments held in trust account				$ 172,516,200
Common stock shares sold (in Shares)				17,250,000
Deferred offering costs			80,000		80,000
Public offering costs			$ 485,257		$ 485,257
Deferred underwriting discount	$ 3,450,000
Public offering expense				$ 300,000
Note Payable balance	$ 40,000
Purchase of warrants (in Shares)							4,312,500
Common stock per share (in Dollars per share)				$ 11.5
Common shares issues for outstanding warrants (in Shares)				5,923,333
Basic and diluted earnings per share (in Dollars per share)			$ 0
Shares outstanding (in Shares)			4,312,500		4,312,500
Federal Depository insurance coverage				$ 250,000
Expected dividend yield
FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)						1,000,000
Liquid instruments					90 days
Allowance for doubtful accounts			$ 400,000	$ 400,000	$ 400,000
Estimated useful life				3 years
Foreign currency transaction losses				$ 800,000	800,000
Contract liability		$ 1,100,000
Expenses advertising costs				$ 65,416	$ 65,416
Expected dividend yield				0.00%	0.00%
Unrecognized tax benefits federal				3 years
Unrecognized tax benefits state				4 years
Vested warrants outstanding (in Shares)				754,833
Segment				1
Customer discounts			800,000		$ 800,000
Customer returns			$ 200,000		$ 200,000
FaZe Clan Inc. [Member] | One Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				17.00%	20.00%
Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)				5,923,333
Accounts Receivable [Member] | FaZe Clan Inc. [Member] | Three Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				49.00%
Accounts Receivable [Member] | FaZe Clan Inc. [Member] | Two Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage					45.00%
Revenues [Member] | FaZe Clan Inc. [Member] | One Independent Contractor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				22.00%	16.00%
Revenues [Member] | FaZe Clan Inc. [Member] | One Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				12.00%	10.00%
Accounts Payable [Member] | FaZe Clan Inc. [Member] | One Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				2.00%	23.00%
Minimum [Member] | FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		30 days
Maximum [Member] | FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		45 days
Unrecognized Tax Benefits [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accrued for interest and penalties description				No amounts were accrued for interest expense and penalties related to income tax matters as of December 31, 2021. The Company is subject to income tax examinations by major taxing authorities since inception.Net Loss Per Common ShareThe Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (the “Founder Shares”). Earnings and losses are shared pro rata between the two classes of shares. Private and public Warrants to purchase 5,923,333 shares of common stock at $11.50 per share were issued on February 23, 2021 in connection with the IPO and exercise of overallotment on February 23, 2021. At December 31 2021, no Warrants have been exercised. The 5,923,333 potential common shares for outstanding Warrants to purchase the Company’s stock were excluded from diluted earnings per share for the year ended December 31, 2021 because the Warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per common share is the same as basic net loss per common share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				5,750,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				173,333
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				5,923,333